Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities

A summary of “Other liabilities” as of December 31, 2017 and 2016 is as follows:

	2017	2016
	(in millions)
Advances on buy-back agreements	$3,102	$2,429
Warranty and campaign programs	1,081	940
Marketing and sales incentive programs	1,335	1,182
Tax payables	765	714
Accrued expenses and deferred income	632	634
Accrued employee benefits	752	633
Legal reserves and other provisions	384	355
Contract reserve	588	407
Restructuring reserve	60	30
Other	701	681
Total	$9,400	$8,005

Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs

CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the basic warranty and campaign program accrual for the years ended December 31, 2017 and 2016 are as follows:

	2017	2016
	(in millions)
Balance, beginning of year	$940	$908
Current year additions	782	806
Claims paid	(670)	(706)
Currency translation adjustment and other	29	(68)
Balance, end of year	$1,081	$940

Schedule of Restructuring Activity

The following table sets forth restructuring activity for the years ended December 31, 2017, 2016 and 2015:

	Severance and Other Employee Costs	Facility Related Costs	Other Restructuring	Total
	(in millions)
Balance at January 1, 2015	$86	$6	$3	$95
Restructuring charges	66	—	18	84
Reserves utilized: cash	(112)	(3)	(1)	(116)
Reserves utilized: non-cash	(5)	—	—	(5)
Currency translation adjustments	(5)	2	(4)	(7)
Balance at December 31, 2015	$30	$5	$16	$51
Restructuring charges	56	(1)	(11)	44
Reserves utilized: cash	(55)	—	(4)	(59)
Reserves utilized: non-cash	—	—	(3)	(3)
Currency translation adjustments	(8)	3	2	(3)
Balance at December 31, 2016	$23	$7	$—	$30
Restructuring charges	76	17	—	93
Reserves utilized: cash	(53)	(1)	—	(54)
Reserves utilized: non-cash	(2)	(13)	—	(15)
Currency translation adjustments	4	2	—	6
Balance at December 31, 2017	$48	$12	$—	$60